Description of the Plan (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum annual compensation to total compensation, percentage	3.00%
Maximum annual compensation to total compensation, percentage	50.00%
Employer contributions receivable	$ 838	$ 852
Employer contribution vesting percentage	100.00%
Forfeitures used to reduce costs of administrative expense	$ 0
Unallocated forfeitures	$ 219	$ 213
Withdrawing participant, withdrawal restriction, period	12 months
Withdrawing participant, period	2 years
Automatic distribution after employment end, period	60 days
Automatic distribution after employment end, less than	$ 1
Automatic distribution after employment end, repayment period	90 days
Withdrawing participant, maximum distribution period following death	10 years
Maximum borrowing, amount	$ 50
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term, maximum	5 years
Primary residence, borrowing term, maximum	25 years
Participant investment fund election incremental percentage	1.00%
Participant investment fund election, contingent percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	50.00%
Withdrawing participant, period	2 years
Tranche One | Employer Core Contribution
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	5.00%
Tranche One | Employer Core Contribution | Maximum
EBP, Description of Plan [Line Items]
Requisite service period	10 years
Tranche Two | Employer Core Contribution
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Tranche Two | Employer Core Contribution | Minimum
EBP, Description of Plan [Line Items]
Requisite service period	10 years
Tranche Two | Employer Core Contribution | Maximum
EBP, Description of Plan [Line Items]
Requisite service period	19 years
Tranche Three | Employer Core Contribution
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	7.00%
Tranche Three | Employer Core Contribution | Minimum
EBP, Description of Plan [Line Items]
Requisite service period	20 years